Note 4 - Loans - Segregated by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans	$ 968,814	$ 781,526
Residential Mortgage [Member]
Loans	194,796	187,592
Commercial, Financial, and Agricultural [Member]
Loans	114,360	74,166
Consumer and Other [Member]
Loans	23,322	23,497
Commercial Real Estate Portfolio Segment [Member]
Loans	636,336	496,271
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Loans	96,097	60,310
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Loans	540,239	435,961
Financial Asset Originated [Member]
Loans	847,100	763,139
Financial Asset Originated [Member] | Residential Mortgage [Member]
Loans	171,341	185,577
Financial Asset Originated [Member] | Commercial, Financial, and Agricultural [Member]
Loans	91,535	66,131
Financial Asset Originated [Member] | Consumer and Other [Member]
Loans	19,245	23,435
Financial Asset Originated [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans	564,979	487,996
Financial Asset Originated [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Loans	83,036	58,812
Financial Asset Originated [Member] | Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Loans	481,943	429,184
Financial Assets Acquired [Member]
Loans	121,714	18,387
Financial Assets Acquired [Member] | Residential Mortgage [Member]
Loans	23,455	2,015
Financial Assets Acquired [Member] | Commercial, Financial, and Agricultural [Member]
Loans	22,825	8,035
Financial Assets Acquired [Member] | Consumer and Other [Member]
Loans	4,077	62
Financial Assets Acquired [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans	71,357	8,275
Financial Assets Acquired [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Loans	13,061	1,498
Financial Assets Acquired [Member] | Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Loans	$ 58,296	$ 6,777